Segment information - Results by Segment (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment			3
Segment Reporting Information [Line Items]
Revenues	$ 541
Depreciation	236
Operating Income - net income [Abstract]
Operating (loss)/income	(175)
Unallocated items:
Total financial items and other	(422)
(Loss)/income before income taxes	(597)
Book value on disposal	6,659		$ 6,659
Assets held for sale	0		0
Investments in Associated companies	800		800
Marketable securities	57		57
Cash and restricted cash	2,003		2,003
Other assets	1,329		1,329
Total assets	10,848		10,848
Capital expenditures - fixed assets	98
Floaters
Segment Reporting Information [Line Items]
Revenues	322
Depreciation	190
Operating Income - net income [Abstract]
Operating (loss)/income	(161)
Unallocated items:
Book value on disposal	5,508		5,508
Capital expenditures - fixed assets	74
Jack-up rigs
Segment Reporting Information [Line Items]
Revenues	167
Depreciation	46
Operating Income - net income [Abstract]
Operating (loss)/income	(16)
Unallocated items:
Book value on disposal	1,151		$ 1,151
Capital expenditures - fixed assets	24
Other
Segment Reporting Information [Line Items]
Revenues	52
Operating Income - net income [Abstract]
Operating (loss)/income	$ 2
Predecessor
Segment Reporting Information [Line Items]
Revenues		$ 712		$ 2,088	$ 3,169
Depreciation		391		798	810
Operating Income - net income [Abstract]
Operating (loss)/income		(613)		(728)	1,026
Unallocated items:
Total financial items and other		(3,242)		(2,308)	(982)
(Loss)/income before income taxes		(3,855)		(3,036)	44
Book value on disposal				13,464
Assets held for sale				126
Investments in Associated companies				1,473
Marketable securities				124
Cash and restricted cash				1,359
Other assets				1,436
Total assets				17,982
Capital expenditures - fixed assets		117		150	227
Predecessor | Floaters
Segment Reporting Information [Line Items]
Revenues		482		1,387	2,212
Depreciation		298		601	600
Operating Income - net income [Abstract]
Operating (loss)/income		(446)		(622)	759
Unallocated items:
Book value on disposal				9,956
Capital expenditures - fixed assets		93		128	192
Predecessor | Jack-up rigs
Segment Reporting Information [Line Items]
Revenues		193		617	865
Depreciation		93		197	210
Operating Income - net income [Abstract]
Operating (loss)/income		(167)		(112)	267
Unallocated items:
Book value on disposal				3,508
Capital expenditures - fixed assets		24		22	35
Predecessor | Other
Segment Reporting Information [Line Items]
Revenues		37		84	92
Operating Income - net income [Abstract]
Operating (loss)/income		$ 0		$ 6	$ 0